Contributed surplus	12 Months Ended
Dec. 31, 2022
Contributed surplus.
Contributed surplus
15.	Contributed surplus:

Contributed surplus is comprised of share-based compensation and broker warrants.

(a)	Share-based compensation – stock options:

Stock options granted under the Equity Incentive Plan are equity-settled. The fair value of the grant of the options is recognized as an expense in the consolidated statements of net loss and comprehensive loss. The total amount to be expensed is determined by the fair value of the options granted. The total expense is recognized over the vesting period which is the period over which all of the service vesting conditions are satisfied. The vesting period is determined at the discretion of the Board and has ranged from immediate vesting to over three years.

The maximum number of common shares reserved for issuance, in the aggregate, under the Equity Incentive Plan is 10% of the aggregate number of common shares outstanding, provided that the maximum number of RSUs and PSUs shall not exceed 5% of the aggregate number of common shares outstanding. As at December 31, 2022 this represented 2,943,655 common shares (December 31,2021 – 1,780,188; December 31, 2020 – 1,350,248).

15.Contributed surplus (continued):

As at December 31, 2022, 764,667 stock options are outstanding (December 31, 2021 – 897,500; December 31, 2020 – 736,500). The stock options have an expiry date of ten years from the applicable date of issue. The Company has not issued any RSUs or equity-settled PSUs under the Equity Incentive Plan.

		Weighted
	Number of	average
	stock options	exercise price
Outstanding as at December 31, 2019	599,634	$6.80
Granted	159,500	9.45
Exercised	—	—
Forfeited	(22,634)	(7.50)

Outstanding as at December 31, 2020	736,500	$7.35
Granted	186,500	14.16
Exercised	(5,500)	(5.23)
Forfeited	(20,000)	(12.62)

Outstanding as at December 31, 2021	897,500	$8.66
Forfeited	(132,833)	(11.59)

Outstanding as at December 31, 2022	764,667	$8.15

The weighted average contractual life of the outstanding options as at December 31, 2022 was 4.8 years (December 31, 2021 – 6.6 years; December 31, 2020 – 6.4 years).

The total number of stock options exercisable as at December 31, 2022 was 642,466 (December 31, 2021 – 603,567; December 31, 2020 – 546,367).

During the year ended December 31, 2022, the Company recorded a total share-based options compensation expense of $347,787 (December 31, 2021 - $879,439; December 31, 2020 - $591,384).

There were no stock options granted during the year ended December 31, 2022.

The following stock options were granted during the year ended December 31, 2021:

(i)	The fair value of the stock options granted on February 17, 2021 was estimated to be $9.03 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 46.36% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 4.39% and an annual risk-free interest rate of 1.11%.
(ii)	The fair value of the stock options granted on May 14, 2021 was estimated to be $6.10 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 45.92% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 4.05% and an annual risk-free interest rate of 1.63%.

15.Contributed surplus (continued):

(iii)	The fair value of the stock options granted on August 5, 2021 was estimated to be $5.72 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 45.01% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 5.15% and an annual risk-free interest rate of 1.23%.
(iv)	The fair value of the stock options granted on November 9, 2021 was estimated to be $4.38 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 44.34% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 5.15% and an annual risk-free interest rate of 1.46%.

The following stock options were granted during the year ended December 31, 2020:

(i)	The fair value of the stock options granted on February 3, 2020 was estimated to be $5.50 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 46.12% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 0% and an annual risk-free interest rate of 2.02%.

As at December 31, 2022, the total compensation cost not yet recognized related to options granted is approximately $190,536 (December 31, 2021 - $926,317; December 31, 2020 –  $530,357) and will be recognized over the remaining average vesting period of 0.69 years (December 31, 2021 – 1.74 years; December 31, 2020 – 0.56 years).

(b)	Broker warrants:

		Weighted
	Number of	average
	broker warrants	exercise price
Outstanding as at December 31, 2019	213,638	$11.10
Expired	(100,729)	10.00

Outstanding as at December 31, 2020	112,909	$12.07
Exercised	(1,800)	(12.07)
Expired	(111,109)	(12.07)

Outstanding as at December 31, 2021	—	$—

Outstanding as at December 31, 2022	—	$—

There were no broker warrants issued during the years ended December 31, 2022, December 31, 2021 or December 31, 2020.

The weighted average contractual life of the outstanding broker warrants as at December 31, 2022 was nil years (December 31, 2021 – nil years; December 31, 2020 - 0.4 years).

The total number of broker warrants exercisable as at December 31, 2022 was nil (December 31, 2021 – nil; December 31, 2020 – 112,909).

15.Contributed surplus (continued):

The aggregate fair value of the broker warrants outstanding as at December 31, 2022 was nil (December 31, 2021 – nil; December 31, 2020 - $355,660).